SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Impact of Share Options and Restricted Shares

The impact of share options and restricted shares for the Group for the years ended December 31, 2015, 2014 and 2013 recognized in the consolidated financial statements is as follows:

	Year Ended December 31,
	2015	2014	2013
2006 Share Incentive Plan
Share options	$—	$579	$3,234
Restricted shares	—	492	2,188

Sub-total	—	1,071	5,422

2011 Share Incentive Plan
Share options	6,543	5,590	2,775
Restricted shares	7,191	5,915	3,052

Sub-total	13,734	11,505	5,827

MCP Share Incentive Plan
Share options	3,248	3,631	1,756
Restricted shares	3,845	4,194	1,982

Sub-total	7,093	7,825	3,738

Total share-based compensation expenses recognized in general and administrative expenses	$20,827	$20,401	$14,987

2006 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	16,832,154	$1.61
Exercised	(2,967,372)	1.50
Forfeited	(82,380)	2.07
Expired	(4,989)	1.01

Outstanding as at December 31, 2013	13,777,413	1.63
Exercised	(853,905)	2.06
Expired	(6,087)	1.01

Outstanding as at December 31, 2014	12,917,421	1.60
Exercised	(1,260,018)	1.51

Outstanding as at December 31, 2015	11,657,403	$1.61	3.58	$46,548

Exercisable as at December 31, 2015	11,657,403	$1.61	3.58	$46,548

Summary of Share Options Vested and Expected to Vest

A summary of share options vested under the 2006 Share Incentive Plan at December 31, 2015 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01- $5.06) (Note)	11,657,403	$1.61	3.58	$46,548

Note: No share options vested and no share options expired during the year ended December 31, 2015.

Summary of Restricted Shares Activity

A summary of restricted shares activity under the 2006 Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2013	2,238,885	$2.19
Vested	(1,297,902)	2.04
Forfeited	(38,313)	2.12

Unvested as at December 31, 2013	902,670	2.42
Vested	(902,670)	2.42

Unvested as at December 31, 2014 and 2015	—	$—

2011 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	1,901,136	$4.70
Granted	1,388,793	8.42
Exercised	(96,930)	4.70
Forfeited	(120,834)	6.00
Expired	(1,830)	4.70

Outstanding as at December 31, 2013	3,070,335	6.33
Granted	1,320,693	12.89
Exercised	(74,394)	5.34
Forfeited	(155,865)	9.84

Outstanding as at December 31, 2014	4,160,769	8.30
Granted	2,591,751	7.48
Exercised	(108,729)	4.70
Forfeited	(343,695)	9.17
Expired	(27,129)	8.42

Outstanding as at December 31, 2015	6,272,967	$7.98	8.00	$1,350

Exercisable as at December 31, 2015	2,294,499	$6.00	6.64	$1,350

Summary of Share Options Vested and Expected to Vest

A summary of share options vested and expected to vest under the 2011 Share Incentive Plan at December 31, 2015 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($4.70 - $8.42) (Note)	2,294,499	$6.00	6.64	$1,350

Note: 935,424 share options vested and 27,129 share options expired during the year ended December 31, 2015.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($7.48 - $12.98)	3,978,468	$9.12	8.79	$—

Summary of Restricted Shares Activity

A summary of restricted shares activity under the 2011 Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2013	1,153,890	$4.43
Granted	817,068	8.27
Vested	(378,579)	4.43
Forfeited	(60,420)	5.77

Unvested at December 31, 2013	1,531,959	6.43
Granted	746,856	12.42
Vested	(632,985)	6.04
Forfeited	(77,938)	9.57

Unvested at December 31, 2014	1,567,892	9.28
Granted	1,445,001	7.24
Vested	(603,012)	6.32
Forfeited	(175,191)	8.85

Unvested at December 31, 2015	2,234,690	$8.80

Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the 2011 Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the years ended December 31, 2015, 2014 and 2013:

	December 31,
	2015	2014	2013
Expected dividend yield	1.40%	1.11%	—
Expected stock price volatility	57.86%	69.56%	65.50%
Risk-free interest rate	1.59%	2.04%	0.82%
Expected average life of options (years)	6.1	6.1	5.1

MCP Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the MCP Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	—	$—
Granted	120,826,336	0.19
Forfeited	(4,682,183)	0.19

Outstanding as at December 31, 2013	116,144,153	0.19
Granted	9,543,186	0.24
Forfeited	(1,560,727)	0.19

Outstanding as at December 31, 2014	124,126,612	0.19
Granted	6,796,532	0.07
Forfeited	(6,195,610)	0.18
Expired	(16,902)	0.28

Outstanding as at December 31, 2015	124,710,632	$0.17	7.69	$—

Exercisable as at December 31, 2015	75,194,658	$0.18	7.53	$—

Summary of Share Options Vested and Expected to Vest

A summary of share options vested and expected to vest under the MCP Share Incentive Plan as of December 31, 2015 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($0.18 - $0.28) (Note)	75,194,658	$0.18	7.53	$ —

Note: 75,211,560 share options vested and 16,902 share options expired during the year ended December 31, 2015.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($0.07 - $0.28)	49,515,974	$0.17	7.93	$—

Summary of Restricted Shares Activity

A summary of restricted shares activity under the MCP Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2013	—	$—
Granted	60,413,167	0.19
Forfeited	(2,341,091)	0.19

Unvested as at December 31, 2013	58,072,076	0.19
Granted	7,079,775	0.29
Forfeited	(780,365)	0.19

Unvested as at December 31, 2014	64,371,486	0.20
Granted	5,745,033	0.08
Vested	(38,375,178)	0.18
Forfeited	(3,210,126)	0.18

Unvested as at December 31, 2015	28,531,215	$0.17

Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value per option under the MCP Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the years ended December 31, 2015, 2014 and 2013:

	December 31,
	2015	2014	2013
Expected dividend yield	—	—	—
Expected stock price volatility	45.00%	40.00%	45.00%
Risk-free interest rate	4.08%	3.77%	3.73%
Expected average life of options (years)	5.4	5.2	5.0